SEVERANCE PAY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEVERANCE PAY [Abstract]
Severance pay fund	$ 1,603	$ 3,248
Severance expense	620	740	1,300
Severance pay expenses	600	980	1,100
Contribution to insurance and pension funds	$ 200